Trade Account Receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Account Receivables [Abstract]
Accounts receivable canceled	$ 299,945	$ 321,399	$ 94,194
Sale of the san angel jafra property	111,303	385,700
Collected amount sale of the san angel jafra property	$ 134,397	$ 140,000
Effective rate	10.10%